UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
9/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.6%)(a)
				Principal amount	Value

U.S. Government Agency Mortgage Obligations (18.6%)

Federal National Mortgage Association Pass-Through Certificates

3.50%, TBA, 11/1/47				$2,000,000	$2,058,047

3.50%, TBA, 10/1/47				2,000,000	2,061,719

3.00%, TBA, 11/1/47				1,000,000	1,001,563

3.00%, TBA, 10/1/47				1,000,000	1,003,125

					6,124,454

Total U.S. government and agency mortgage obligations (cost $6,137,813)					$6,124,454

COMMON STOCKS (11.1%)(a)
				Shares	Value

Basic materials (1.1%)

Anhui Conch Cement Co., Ltd. (China)				10,000	$40,002

China Lesso Group Holdings, Ltd. (China)				36,000	24,588

China Railway Construction Corp., Ltd. (China)				32,500	41,294

Lotte Chemical Corp. (South Korea)				160	52,936

PTT Global Chemical PCL (Thailand)				28,500	65,802

Sappi, Ltd. (South Africa)				5,299	36,032

Siam Cement PCL (The) (Thailand)				4,150	62,464

Sinopec Shanghai Petrochemical Co., Ltd. (China)				72,000	42,869

					365,987
Capital goods (0.3%)

China Railway Group, Ltd. (China)				54,000	44,783

United Tractors Tbk PT (Indonesia)				19,700	46,829

					91,612
Communication services (1.5%)

China Mobile, Ltd. (China)				1,000	10,116

DISH Network Corp. Class A(NON)				4,808	260,738

LG Uplus Corp. (South Korea)				4,544	52,993

SK Telecom Co., Ltd. (South Korea)				254	56,507

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)				198,200	68,540

Telkom SA SOC, Ltd. (South Africa)				8,322	36,444

					485,338
Consumer cyclicals (1.2%)

China Dongxiang Group Co., Ltd. (China)				45,000	7,838

Dongfeng Motor Group Co., Ltd. (China)				28,000	37,114

Ford Otomotiv Sanayi AS (Turkey)				2,166	27,721

Genting Bhd (Malaysia)				19,800	44,786

Great Wall Motor Co., Ltd. (China)				3,500	4,334

Haier Electronics Group Co., Ltd. (China)				3,000	7,341

Itausa - Investimentos Itau SA (Preference) (Brazil)				1,100	3,831

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)				5,838	11,897

KOC Holding AS (Turkey)				7,623	34,981

Naspers, Ltd. Class N (South Africa)				34	7,333

Novus Holdings, Ltd. (South Africa)				12	6

Pou Chen Corp. (Taiwan)				23,000	28,908

President Chain Store Corp. (Taiwan)				3,000	25,310

Qualicorp SA (Brazil)				6,300	75,390

Smiles SA (Brazil)				3,100	78,774

					395,564
Consumer staples (0.4%)

Gruma SAB de CV Class B (Mexico)				4,208	61,798

Hanwha Corp. (South Korea)				1,008	38,766

Indofood Sukses Makmur Tbk PT (Indonesia)				64,500	40,429

					140,993
Energy (0.3%)

China Shenhua Energy Co., Ltd. (China)				15,000	35,460

PTT PCL (Foreign depositary shares) (Thailand)				2,700	33,031

SK Innovation Co., Ltd. (South Korea)				295	51,369

					119,860
Financials (2.8%)

Agricultural Bank of China, Ltd. (China)				142,000	63,850

Banco Santander (Brasil) S.A. (Units) (Brazil)				1,200	10,473

Bank Negara Indonesia Persero Tbk PT (Indonesia)				3,700	2,033

Bank of China, Ltd. (China)				81,000	40,063

Bank of Communications Co., Ltd. (China)				65,000	47,549

Chailease Holding Co., Ltd. (Taiwan)				14,000	33,845

China Cinda Asset Management Co., Ltd. (China)				104,000	38,559

China Construction Bank Corp. (China)				132,000	109,986

China Huarong Asset Management Co., Ltd. (China)				16,000	7,186

Chongqing Rural Commercial Bank Co., Ltd. (China)				39,000	24,793

CIFI Holdings Group Co., Ltd. (China)				24,000	13,411

Guangzhou R&F Properties Co., Ltd. (China)				32,800	76,657

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)				191	7,566

Industrial & Commercial Bank of China, Ltd. (China)				141,000	105,331

Industrial Bank of Korea (South Korea)				5,063	63,689

Itau Unibanco Holding SA ADR (Preference) (Brazil)				2,641	36,182

KB Financial Group, Inc. (South Korea)				95	4,664

MRV Engenharia e Participacoes SA (Brazil)				6,491	28,201

Old Mutual PLC (South Africa)				21,653	56,347

People's Insurance Co. Group of China, Ltd. (China)				82,000	36,816

Shinhan Financial Group Co., Ltd. (South Korea)				629	27,749

Turkiye Garanti Bankasi AS (Turkey)				12,939	35,153

Turkiye Halk Bankasi AS (Turkey)				2,596	8,831

Turkiye Is Bankasi Class C (Turkey)				17,474	33,252

					912,186
Health care (0.2%)

Richter Gedeon Nyrt (Hungary)				2,319	57,595

					57,595
Technology (2.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)				397	68,566

AU Optronics Corp. (Taiwan)				11,000	4,416

Changyou.com, Ltd. ADR (China)(NON)				379	15,012

Hon Hai Precision Industry Co., Ltd. (Taiwan)				30,100	104,630

Pegatron Corp. (Taiwan)				13,000	33,836

Radiant Opto-Electronics Corp. (Taiwan)				16,000	37,579

Samsung Electronics Co., Ltd. (South Korea)				123	276,544

SK Hynix, Inc. (South Korea)				761	55,263

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)				2,087	78,367

Tencent Holdings, Ltd. (China)				2,600	112,404

Tripod Technology Corp. (Taiwan)				6,000	20,851

YY, Inc. ADR (China)(NON)				617	53,543

					861,011
Transportation (0.2%)

Aeroflot - Russian Airlines PJSC (Russia)				2,569	8,210

AirAsia Bhd (Malaysia)				29,800	24,348

MISC Bhd (Malaysia)				14,200	24,584

					57,142
Utilities and power (0.5%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)				6,100	64,098

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)				1,700	36,671

Tenaga Nasional Bhd (Malaysia)				19,600	66,523

					167,292

Total common stocks (cost $2,989,755)					$3,654,580

INVESTMENT COMPANIES (7.7%)(a)
				Shares	Value

Consumer Discretionary Select Sector SPDR Fund				4,012	$361,401

Consumer Staples Select Sector SPDR Fund				6,478	349,682

Financial Select Sector SPDR Fund				14,426	373,056

Health Care Select Sector SPDR Fund				4,624	377,920

iShares MSCI India ETF (India)				9,871	324,262

Technology Select Sector SPDR Fund				6,449	381,136

Utility Select Sector SPDR Fund(S)				6,674	354,056

Total investment companies (cost $2,430,389)					$2,521,513

COMMODITY LINKED NOTES (7.1%)(a)(CLN)
				Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)				$300,000	$339,347

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)				100,000	98,843

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)				339,000	354,434

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 - 4x Leveraged CVIC4X30 Index multiplied by 3)				240,000	252,241

Bank of America Corp. 144A sr. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the S&P GSCI Index Total Return multiplied by 3)				400,000	432,868

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)				228,360	237,062

Deutsche Bank AG/London 144A sr. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Light Energy Total Return multiplied by 3) (United Kingdom)				600,000	609,240

Total commodity Linked Notes (cost $2,207,360)					$2,324,035

MORTGAGE-BACKED SECURITIES (5.2%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (3.7%)

Federal Home Loan Mortgage Corporation

IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.266%, 10/15/40				$29,214	$4,945

IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.816%, 8/15/38				165,277	13,795

Ser. 4568, Class MI, IO, 4.00%, 4/15/46				95,990	15,238

Ser. 4193, Class PI, IO, 4.00%, 3/15/43				49,117	7,572

Ser. 4097, Class PI, IO, 3.50%, 11/15/40				92,601	11,615

Ser. 4099, Class BI, IO, 3.50%, 6/15/39				111,417	10,445

Ser. 4134, Class PI, IO, 3.00%, 11/15/42				193,499	22,558

Ser. 4206, Class IP, IO, 3.00%, 12/15/41				85,496	8,719

Federal National Mortgage Association

Ser. 16-3, Class NI, IO, 6.00%, 2/25/46				70,273	16,703

Ser. 17-2, Class KI, IO, 4.00%, 2/25/47				107,833	17,704

Ser. 12-136, Class PI, IO, 3.50%, 11/25/42				52,264	5,166

Ser. 12-151, Class PI, IO, 3.00%, 1/25/43				55,897	5,930

Ser. 13-35, Class PI, IO, 3.00%, 2/25/42				223,504	16,930

Ser. 13-31, Class NI, IO, 3.00%, 6/25/41				66,189	4,669

Government National Mortgage Association

Ser. 16-150, Class I, IO, 5.00%, 11/20/46				154,799	29,396

Ser. 16-168, Class AI, IO, 5.00%, 7/20/45				77,409	7,354

Ser. 14-122, Class IC, IO, 5.00%, 8/20/44				46,324	9,422

Ser. 14-163, Class NI, IO, 5.00%, 2/20/44				55,388	10,285

Ser. 11-116, Class IB, IO, 5.00%, 10/20/40				2,206	160

Ser. 10-20, Class UI, IO, 5.00%, 2/20/40				49,647	10,367

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				71,676	15,792

Ser. 09-121, Class UI, IO, 5.00%, 12/20/39				52,467	11,032

Ser. 15-105, Class LI, IO, 5.00%, 10/20/39				78,760	16,380

IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.914%, 9/20/43				34,520	5,372

IFB Ser. 11-17, Class S, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.814%, 2/20/41				73,516	11,639

IFB Ser. 10-134, Class ES, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.764%, 11/20/39				136,071	12,246

Ser. 16-37, Class IW, IO, 4.50%, 2/20/46				88,710	17,742

Ser. 15-80, Class IA, IO, 4.50%, 6/20/45				103,573	20,119

Ser. 15-167, Class BI, IO, 4.50%, 4/16/45				70,165	15,557

Ser. 13-20, Class QI, IO, 4.50%, 12/16/42				83,911	14,300

Ser. 10-35, Class QI, IO, 4.50%, 3/20/40				20,196	3,811

Ser. 16-135, Class PI, IO, 4.00%, 5/20/46				219,530	44,532

Ser. 15-99, Class LI, IO, 4.00%, 7/20/45				59,244	10,510

Ser. 17-57, Class AI, IO, 4.00%, 6/20/45				100,539	18,023

Ser. 15-53, Class MI, IO, 4.00%, 4/16/45				79,963	17,016

Ser. 15-187, Class JI, IO, 4.00%, 3/20/45				119,362	19,712

Ser. 13-24, Class PI, IO, 4.00%, 11/20/42				49,756	7,802

Ser. 14-133, Class AI, IO, 4.00%, 10/20/36				126,581	12,368
Ser. 3597, Class MA 3.500%, 04/20/46(i)				38,149	39,808

Ser. 15-64, Class PI, IO, 3.50%, 5/20/45				92,190	12,021

Ser. 15-124, Class LI, IO, 3.50%, 3/20/45				329,019	34,958

Ser. 15-24, Class IA, IO, 3.50%, 2/20/45				81,547	12,368

Ser. 13-102, Class IP, IO, 3.50%, 6/20/43				43,638	4,379

Ser. 13-100, Class MI, IO, 3.50%, 2/20/43				41,407	5,645

Ser. 12-141, Class WI, IO, 3.50%, 11/20/41				38,275	4,174

Ser. 12-71, Class JI, IO, 3.50%, 4/16/41				33,505	2,286

Ser. 13-157, Class IA, IO, 3.50%, 4/20/40				102,126	10,260

Ser. 13-90, Class HI, IO, 3.50%, 4/20/40				30,260	1,591

Ser. 13-79, Class XI, IO, 3.50%, 11/20/39				72,527	9,250

Ser. 13-6, Class AI, IO, 3.50%, 8/20/39				171,023	24,157

Ser. 15-124, Class NI, IO, 3.50%, 6/20/39				206,507	19,616

Ser. 15-96, Class NI, IO, 3.50%, 1/20/39				79,340	6,979

Ser. 15-82, Class GI, IO, 3.50%, 12/20/38				154,320	12,199

Ser. 13-23, Class IK, IO, 3.00%, 9/20/37				62,841	6,371

Ser. 15-H22, Class GI, IO, 2.576%, 9/20/65(WAC)				129,601	17,574

Ser. 17-H02, Class BI, IO, 2.336%, 1/20/67(WAC)				141,241	19,510

Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67(WAC)				117,700	15,407

FRB Ser. 16-H16, Class DI, IO, 2.261%, 6/20/66(WAC)				99,842	11,919

FRB Ser. 15-H16, Class XI, IO, 2.233%, 7/20/65(WAC)				100,612	11,349

Ser. 15-H20, Class CI, IO, 2.21%, 8/20/65(WAC)				171,057	20,232

Ser. 17-H11, Class NI, IO, 2.179%, 5/20/67(WAC)				229,825	30,533

Ser. 15-H24, Class HI, IO, 2.029%, 9/20/65(WAC)				455,249	35,600

Ser. 15-H09, Class AI, IO, 1.952%, 4/20/65(WAC)				217,296	20,752

Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65(WAC)				255,932	26,361

Ser. 16-H03, Class AI, IO, 1.928%, 1/20/66(WAC)				159,477	16,247

Ser. 15-H25, Class BI, IO, 1.911%, 10/20/65(WAC)				282,069	29,758

Ser. 15-H19, Class NI, IO, 1.906%, 7/20/65(WAC)				190,802	18,966

Ser. 16-H02, Class BI, IO, 1.848%, 11/20/65(WAC)				330,268	33,956

Ser. 15-H18, Class IA, IO, 1.822%, 6/20/65(WAC)				94,911	7,061

Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65(WAC)				154,561	15,904

Ser. 15-H26, Class GI, IO, 1.79%, 10/20/65(WAC)				209,914	19,984

Ser. 16-H04, Class KI, IO, 1.709%, 2/20/66(WAC)				113,676	9,378

Ser. 17-H14, Class DI, IO, 1.703%, 6/20/67(WAC)				335,930	28,060

Ser. 15-H09, Class BI, IO, 1.687%, 3/20/65(WAC)				224,501	19,577

Ser. 15-H10, Class EI, IO, 1.631%, 4/20/65(WAC)				137,656	8,369

Ser. 14-H21, Class AI, IO, 1.628%, 10/20/64(WAC)				198,282	18,242

Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)				292,493	24,131

Ser. 15-H24, Class BI, IO, 1.591%, 8/20/65(WAC)				426,861	24,971

Ser. 11-H15, Class AI, IO, 1.578%, 6/20/61(WAC)				110,388	6,692

Ser. 16-H08, Class GI, IO, 1.431%, 4/20/66(WAC)				240,296	15,523

					1,215,044
Commercial mortgage-backed securities (0.7%)

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.286%, 3/11/39 (In default)(NON)(WAC)				25,000	10,155

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37				5,563	5,551

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.56%, 6/10/48(WAC)				19,287	19,554

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 1.109%, 12/10/41(WAC)				46,118	684

GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.505%, 11/10/46(WAC)				18,000	17,088

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.721%, 8/15/46(WAC)				16,000	13,130

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45(WAC)				20,000	3,000

LB-UBS Commercial Mortgage Trust

Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)(WAC)				23,000	1,295

FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)				20,000	1,795

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)				10,682	10,591

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.707%, 12/12/49(WAC)				33,466	258

UBS-Barclays Commercial Mortgage Trust 144A

Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)				17,000	11,178

Ser. 13-C6, Class E, 3.50%, 4/10/46				38,000	27,763

WF-RBS Commercial Mortgage Trust 144A

Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)				30,000	26,415

Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)				100,000	73,958

Ser. 13-C12, Class E, 3.50%, 3/15/48				15,000	11,013

					233,428
Residential mortgage-backed securities (non-agency) (0.8%)

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.925%, 4.162%, 4/25/34				22,365	22,472

Countrywide Alternative Loan Trust FRB Ser. 05-27, Class 1A6, 1 Month US LIBOR + 0.82%, 2.057%, 8/25/35				19,635	16,788

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1 Month US LIBOR + 0.62%, 1.857%, 4/25/35				11,997	10,070

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.487%, 9/25/28				59,978	78,020

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.937%, 4/25/28				14,500	16,301

Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 1 Month US LIBOR + 5.50%, 6.737%, 9/25/29				10,000	10,287

Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.237%, 5/25/25				5,147	5,435

Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 4.887%, 9/25/29				10,000	10,578

Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.037%, 2/25/30				10,000	10,073

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, 1 Month US LIBOR + 0.46%, 1.697%, 10/25/44				28,256	26,829

Wells Fargo Mortgage Backed Securities Trust

FRB Ser. 06-AR6, Class 7A2, 3.396%, 3/25/36(WAC)				11,341	11,491

FRB Ser. 05-AR4, Class 1A3, 3.239%, 4/25/35(WAC)				39,932	40,439

					258,783

Total mortgage-backed securities (cost $1,775,716)					$1,707,255

CORPORATE BONDS AND NOTES (0.5%)(a)
				Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				$20,000	$21,034

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)				20,000	24,025

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				39,000	41,681

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)				97,000	29,221

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)				20,000	20,350

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				39,000	38,934

Total corporate bonds and notes (cost $177,752)					$175,245

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
				Principal amount	Value

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)			BRL	80	$26,665

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 24.955%, 5/31/22 (Argentina)			ARS	195,000	11,546

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)				$100,000	115,000

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)			TRY	32,000	9,026

Total foreign government and agency bonds and notes (cost $147,044)					$162,237

WARRANTS (0.1%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)		1/22/18	$0.00	$31,104	$43,452

Total warrants (cost $41,947)					$43,452

ASSET-BACKED SECURITIES (0.0%)(a)
				Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.137%, 2/25/49				$15,667	$15,667

Total asset-backed securities (cost $15,858)					$15,667

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/		Expiration		Notional/Contract
Floating rate index/Maturity date		date/strike		amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		$143,500	$398

(2.2625)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		64,600	361

2.2625/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.2625		64,600	336

1.9325/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.9325		143,500	228

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49		May-19/2.518		6,300	502

2.1565/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.1565		270,000	497

2.135/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.135		270,000	294

(1.975)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		28,800	166

(1.896)/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		18,000	162

(2.57)/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		28,800	154

2.57/3 month USD-LIBOR-BBA/Nov-22		Nov-17/2.57		28,800	116

1.9175/3 month USD-LIBOR-BBA/Mar-19		Mar-18/1.9175		86,000	96

1.975/3 month USD-LIBOR-BBA/Nov-22		Nov-17/1.975		28,800	82

1.6525/3 month USD-LIBOR-BBA/Dec-18		Dec-17/1.6525		86,100	45

1.896/3 month USD-LIBOR-BBA/Dec-22		Dec-17/1.896		18,000	35

1.905/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.905		180,000	18

1.541/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.541		114,800	15

2.023/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.023		43,100	3

Credit Suisse International

(2.09)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.09		44,000	841

(2.18)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.18		57,400	708

(2.34875)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.34875		88,000	326

(2.187)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.187		28,700	265

(2.41625)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.41625		114,800	224

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.25		43,100	345

(1.6775)/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		68,880	180

2.27/3 month USD-LIBOR-BBA/Mar-28		Mar-18/2.27		13,800	173

2.485/3 month USD-LIBOR-BBA/Mar-48		Mar-18/2.485		5,700	167

2.09275/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.09275		277,800	61

2.015/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.015		139,000	53

1.995/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.995		139,000	51

1.95/3 month USD-LIBOR-BBA/Nov-27		Nov-17/1.95		139,000	43

(2.55)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.55		86,100	37

1.796/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.796		86,100	9

1.6775/3 month USD-LIBOR-BBA/Nov-18		Nov-17/1.6775		68,880	8

1.925/3 month USD-LIBOR-BBA/Oct-27		Oct-17/1.925		180,000	—

1.296/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.296		172,200	—

JPMorgan Chase Bank N.A.

(2.176)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.176		43,100	484

(2.23)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.23		43,100	369

(2.81025)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.81025		57,400	—

(2.25)/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		64,600	365

2.25/3 month USD-LIBOR-BBA/Aug-22		Aug-21/2.25		64,600	332

1.585/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.585		86,000	22

(1.585)/3 month USD-LIBOR-BBA/Oct-18		Oct-17/1.585		86,000	8

(2.53)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.53		86,100	29

(2.456)/3 month USD-LIBOR-BBA/Oct-27		Oct-17/2.456		86,200	37

(1.919)/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		143,500	408

1.919/3 month USD-LIBOR-BBA/Aug-19		Aug-18/1.919		143,500	221

Total purchased swap options outstanding (cost $13,034)					$9,274

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)

Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Bank of America N.A.

USD/CNH (Put)	Dec-17/CNH 6.50	$672,000		$672,000	$868

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Aug-18/215.00	599,937		2,388	9,821

SPDR S&P 500 ETF Trust (Put)	Jul-18/215.00	598,430		2,382	8,795

SPDR S&P 500 ETF Trust (Put)	Jun-18/210.00	598,430		2,382	6,395

SPDR S&P 500 ETF Trust (Put)	Apr-18/205.00	616,770		2,455	3,753

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Sep-18/215.00	597,927		2,380	11,379

SPDR S&P 500 ETF Trust (Put)	May-18/210.00	616,770		2,455	5,483

Total purchased options outstanding (cost $89,628)					$46,494

SHORT-TERM INVESTMENTS (68.9%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)			Shares	325,500	325,500

Putnam Short Term Investment Fund 1.17%(AFF)			Shares	6,583,161	6,583,161

Interest in $356,509,000 joint tri-party repurchase agreement dated 9/29/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 10/2/17 - maturity value of $6,986,623 for an effective yield of 1.070% (collateralized by various mortgage backed securities with a coupon rate of 3.500% and due dates ranging from 4/20/46 to 8/20/47, valued at $363,639,180)				$6,986,001	$6,986,001

Federal Home Loan Banks 1.032%, 10/27/17				800,000	799,450

Federal Home Loan Banks unsec. discount notes 1.016%, 10/11/17				400,000	399,901

Federal Home Loan Banks unsec. discount notes 1.042%, 11/15/17				500,000	499,389

Federal National Mortgage Association unsec. discount notes 1.002%, 10/4/17				1,000,000	999,945

Federal National Mortgage Association unsec. discount notes 1.016%, 11/8/17				1,000,000	998,972

U.S. Treasury Bills 1.008%, 12/14/17(SEG)(SEGSF)(SEGCCS)				875,000	873,301

U.S. Treasury Bills 1.059%, 1/18/18(SEG)(SEGCCS)				79,000	78,761

U.S. Treasury Bills 1.081%, 2/15/18(SEGCCS)				156,000	155,364

U.S. Treasury Bills 1.090%, 2/8/18(SEGCCS)				5,000	4,981

U.S. Treasury Bills 1.022%, 12/7/17				20,000	19,964

Alpine Securitization, Ltd. asset backed commercial paper 1.242%, 10/25/17				250,000	249,774

Apple, Inc. commercial paper 1.203%, 12/19/17				250,000	249,341

Chariot Funding, LLC asset backed commercial paper 1.407%, 1/2/18				250,000	249,105

CHARTA, LLC asset backed commercial paper 1.294%, 11/6/17				250,000	249,667

Coca-Cola Co. (The) commercial paper 1.234%, 11/15/17				250,000	249,634

Export Development Canada commercial paper 1.234%, 11/13/17				250,000	249,650

Gotham Funding Corp. asset backed commercial paper 1.242%, 11/3/17				250,000	249,695

Liberty Street Funding, LLC asset backed commercial paper 1.304%, 11/2/17				250,000	249,702

MetLife Short Term Funding, LLC asset backed commercial paper 1.224%, 12/12/17				250,000	249,379

Nestle Finance International commercial paper 1.101%, 10/10/17				250,000	249,918

NRW.Bank commercial paper 1.247%, 10/5/17				250,000	249,950

Old Line Funding, LLC asset backed commercial paper 1.202%, 10/13/17				250,000	249,882

Procter & Gamble Co. (The) commercial paper 1.101%, 10/18/17				250,000	249,854

Toronto-Dominion Holdings USA, Inc. commercial paper 1.181%, 10/6/17				250,000	249,944

Total Capital Canada Ltd. commercial paper 1.223%, 10/11/17				250,000	249,905

Wal-Mart Stores, Inc. commercial paper 1.131%, 10/2/17				250,000	249,977

Total short-term investments (cost $22,719,939)					$22,720,067

TOTAL INVESTMENTS

Total investments (cost $38,746,235)(b)					$39,504,273

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $8,693,920) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$40,390	$38,005	$2,385
	British Pound	Sell	12/20/17	80,997	78,467	(2,530)
	Canadian Dollar	Buy	10/18/17	69,253	69,878	(625)
	Canadian Dollar	Sell	10/18/17	69,253	66,584	(2,669)
	Euro	Sell	12/20/17	62,914	63,295	381
	Japanese Yen	Sell	11/15/17	136,868	139,772	2,904
	New Zealand Dollar	Buy	10/18/17	86,506	86,560	(54)
	New Zealand Dollar	Sell	10/18/17	86,507	86,404	(103)
	Norwegian Krone	Buy	12/20/17	166,683	168,956	(2,273)
	Russian Ruble	Buy	12/20/17	136,932	133,409	3,523
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	112,386	109,630	2,756
	Euro	Sell	12/20/17	70,985	71,855	870
	New Zealand Dollar	Buy	10/18/17	55,456	57,588	(2,132)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	64,546	63,019	1,527
	Australian Dollar	Sell	10/18/17	64,546	65,299	753
	Brazilian Real	Buy	10/3/17	92,576	92,552	24
	Brazilian Real	Sell	10/3/17	92,576	91,011	(1,565)
	Brazilian Real	Sell	1/3/18	23,206	23,462	256
	British Pound	Sell	12/20/17	69,041	66,859	(2,182)
	Canadian Dollar	Buy	10/18/17	135,059	133,642	1,417
	Canadian Dollar	Sell	10/18/17	135,059	133,815	(1,244)
	Euro	Buy	12/20/17	33,119	33,385	(266)
	New Zealand Dollar	Buy	10/18/17	134,669	136,053	(1,384)
	New Zealand Dollar	Sell	10/18/17	134,669	135,689	1,020
	Norwegian Krone	Buy	12/20/17	106,762	109,116	(2,354)
	Russian Ruble	Buy	12/20/17	136,139	134,349	1,790
	Swedish Krona	Sell	12/20/17	59,783	61,313	1,530
Credit Suisse International
	Australian Dollar	Buy	10/18/17	66,114	64,465	1,649
	Canadian Dollar	Buy	10/18/17	1,763	1,698	65
	Canadian Dollar	Sell	10/18/17	1,763	1,779	16
	Euro	Buy	12/20/17	161,555	163,421	(1,866)
	Japanese Yen	Sell	11/15/17	173,786	177,227	3,441
	New Zealand Dollar	Buy	10/18/17	28,956	28,923	33
	New Zealand Dollar	Sell	10/18/17	28,956	29,172	216
	Swedish Krona	Sell	12/20/17	65,481	65,468	(13)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	205,323	205,402	(79)
	Australian Dollar	Sell	10/18/17	205,323	199,086	(6,237)
	Canadian Dollar	Buy	10/18/17	66,928	67,532	(604)
	Canadian Dollar	Sell	10/18/17	66,928	65,882	(1,046)
	Chinese Yuan (Offshore)	Sell	11/15/17	8,320	8,491	171
	Euro	Buy	12/20/17	67,187	67,853	(666)
	Hungarian Forint	Sell	12/20/17	65,039	65,862	823
	Indonesian Rupiah	Buy	11/15/17	1,299	1,237	62
	New Zealand Dollar	Buy	10/18/17	7,077	7,795	(718)
	South African Rand	Sell	10/18/17	64,575	66,549	1,974
	Swedish Krona	Sell	12/20/17	93,566	96,406	2,840
	Swiss Franc	Sell	12/20/17	27,200	27,392	192
	Turkish Lira	Buy	12/20/17	194,274	198,721	(4,447)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	67,369	67,808	(439)
	Australian Dollar	Sell	10/18/17	67,369	67,522	153
	British Pound	Sell	12/20/17	6,716	6,514	(202)
	Canadian Dollar	Buy	10/18/17	60,356	57,251	3,105
	Euro	Sell	12/20/17	17,686	18,150	464
	Japanese Yen	Sell	11/15/17	65,364	67,462	2,098
	Mexican Peso	Sell	10/18/17	67,464	68,131	667
	New Zealand Dollar	Buy	10/18/17	195,685	196,667	(982)
	New Zealand Dollar	Sell	10/18/17	195,685	198,079	2,394
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	163,207	164,295	(1,088)
	Australian Dollar	Sell	10/18/17	163,207	158,384	(4,823)
	British Pound	Sell	12/20/17	68,907	66,852	(2,055)
	Canadian Dollar	Buy	10/18/17	135,460	135,005	455
	Canadian Dollar	Sell	10/18/17	135,460	136,085	625
	Euro	Sell	12/20/17	22,316	22,968	652
	Indonesian Rupiah	Buy	11/15/17	1,299	1,138	161
	Japanese Yen	Sell	11/15/17	65,379	66,556	1,177
	New Zealand Dollar	Buy	10/18/17	4,983	6,252	(1,269)
	Norwegian Krone	Buy	12/20/17	65,116	66,387	(1,271)
	South African Rand	Buy	10/18/17	64,221	64,823	(602)
	South African Rand	Sell	10/18/17	64,221	65,995	1,774
	Swedish Krona	Sell	12/20/17	132,258	133,810	1,552
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	138,659	135,289	3,370
	Canadian Dollar	Buy	10/18/17	137,464	135,773	1,691
	Canadian Dollar	Sell	10/18/17	137,464	138,171	707
	Euro	Buy	12/20/17	21,605	22,104	(499)
	New Zealand Dollar	Buy	10/18/17	66,071	65,666	405
	Swedish Krona	Sell	12/20/17	65,654	67,316	1,662
	Turkish Lira	Buy	12/20/17	122,502	125,631	(3,129)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	33,253	33,885	(632)
	British Pound	Sell	12/20/17	65,952	66,777	825
	Canadian Dollar	Buy	10/18/17	71,417	70,143	1,274
	Canadian Dollar	Sell	10/18/17	71,417	72,268	851
	Euro	Buy	12/20/17	101,136	102,122	(986)
	New Zealand Dollar	Buy	10/18/17	7,148	9,106	(1,958)
	Norwegian Krone	Buy	12/20/17	158,244	161,790	(3,546)
	Swedish Krona	Sell	12/20/17	58,056	59,431	1,375
UBS AG
	Australian Dollar	Buy	10/18/17	156,070	156,671	(601)
	Australian Dollar	Sell	10/18/17	156,070	154,622	(1,448)
	Canadian Dollar	Buy	10/18/17	37,511	37,054	457
	Euro	Sell	12/20/17	65,762	66,683	921
	Japanese Yen	Sell	11/15/17	133,090	134,949	1,859
	New Zealand Dollar	Buy	10/18/17	73,941	74,353	(412)
	New Zealand Dollar	Sell	10/18/17	73,941	73,856	(85)
	Norwegian Krone	Buy	12/20/17	88,876	90,176	(1,300)
	Swedish Krona	Sell	12/20/17	69,391	70,620	1,229
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	91,446	89,942	1,504
	Australian Dollar	Sell	10/18/17	91,446	91,563	117
	Canadian Dollar	Buy	10/18/17	69,333	68,032	1,301
	Canadian Dollar	Sell	10/18/17	69,333	69,273	(60)
	Euro	Buy	12/20/17	23,029	23,225	(196)
	Japanese Yen	Sell	11/15/17	64,368	65,823	1,455
	New Zealand Dollar	Buy	10/18/17	131,780	132,063	(283)
	New Zealand Dollar	Sell	10/18/17	131,780	133,081	1,301

Unrealized appreciation						70,199
Unrealized depreciation						(62,923)

Total						$7,276
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)

Euro-CAC 40 Index (Short)	3	$188,979	$188,862	Oct-17	$(4,796)
FTSE 100 Index (Short)	1	98,795	98,215	Dec-17	118
S&P 500 Index E-Mini (Long)	1	125,968	$125,805	Dec-17	527
S&P Mid Cap 400 Index E-Mini (Long)	12	2,155,128	2,154,840	Dec-17	65,975
Tokyo Price Index (Long)	4	595,334	595,423	Dec-17	37,433

Unrealized appreciation					104,053
Unrealized depreciation					(4,796)

Total					$99,257

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $53,517) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Notional/Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$64,600	$155
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	64,600	180
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	143,500	347
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	143,500	517
Citibank, N.A.

(1.755)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.755	114,800	7
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	57,400	20
(2.00)/3 month USD-LIBOR-BBA/Dec-18	Dec-17/2.00	86,100	41
(2.033)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.033	90,000	43
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	86,000	93
2.313/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.313	43,100	143
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	28,800	190
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	57,400	191
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	28,800	312
(2.227)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.227	135,000	406
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	28,700	497
(2.253)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.253	135,000	601
Credit Suisse International

(1.892)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.892	28,700	—
2.295/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.295	172,200	994
2.21/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.21	132,000	1,367
Goldman Sachs International

(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	258,300	—
(2.03)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.03	90,000	1
(1.495)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	114,800	8
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	139,000	25
2.60/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.60	139,000	43
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525	139,000	100
(2.18375)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18375	138,900	149
1.495/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495	114,800	175
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	15,500	342
2.365/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.365	129,200	412
JPMorgan Chase Bank N.A.

1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	29,000	—
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	29,000	5
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	28,700	5
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	64,600	151
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	64,600	184
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	143,500	339
2.33925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.33925	129,200	443
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	143,500	527
2.284/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.284	129,300	587
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	229,000	5,297

Total			$14,897

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $2,766) (Unaudited)

Counterparty	Expiration date/strike price	Notional Amount	Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Call)	Oct-17/257.00	$735,853	$2,929	$542
USD/CNH (Put)	Dec-17/CNH 6.40	672,000	672,000	239

Total				$781

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Notional/Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
2.214/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.214	$270,000	$(837)	$35
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	10
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(11)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,600	(303)	(25)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	14,400	(288)	(25)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	14,400	(563)	(39)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	14,400	(288)	(67)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	8,600	(923)	(73)
(2.398)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.398	270,000	(837)	(159)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	8,600	(303)	(166)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,600	777	349
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	8,600	777	122
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	14,400	554	117
2.306/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	135,000	837	88
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	14,400	554	48
(2.306)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306	135,000	837	(72)

Barclays Bank PLC
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,600	(120)	1
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	14,400	(288)	(25)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	14,400	(288)	(66)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	8,600	(120)	(78)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(13)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	14,400	(563)	(37)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	14,400	554	113
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	14,400	552	50

Goldman Sachs International
2.21/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.21	270,000	(387)	41
2.22/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.22	86,100	(267)	27
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	7
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(17)
(2.39)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.39	270,000	(387)	(103)
2.30/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	135,000	540	55
2.554/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.554	43,100	9	(12)
(2.304)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.304	43,100	259	(27)
(2.30)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30	135,000	540	(102)

JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	23
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(294)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,600	817	410
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	8,600	817	38

Unrealized appreciation				1,534
Unrealized depreciation				(1,411)

Total				$123

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $3,067,461) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 10/1/47	$2,000,000	9/29/17	$2,061,719
Federal National Mortgage Association, 3.00%, 10/1/47	1,000,000	9/29/17	1,003,125

Total			$3,064,844

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$28,700	$211		$(58)	10/3/27	2.201% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	$153
		28,700	84		(49)	10/3/27	2.2495% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	35
		28,700	108		(49)	10/3/27	2.2405% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	59
		391,000	891	(E)	(500)	12/20/22	2.00% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	390
		104,000	119	(E)	(610)	12/20/27	3 month USD-LIBOR-BBA - Quarterly	2.30%- Semiannually	(729)
		3,295,300	636	(E)	(135)	12/20/19	1.80% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	501
		362,800	37	(E)	185	12/20/22	2.05% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	148
		459,300	2,607	(E)	(2,231)	12/20/27	2.25% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	375
		6,403,200	36,338	(E)	30,943	12/20/27	3 month USD-LIBOR-BBA - Quarterly	2.25%- Semiannually	(5,395)
		122,400	1,105	(E)	1,268	12/20/47	3 month USD-LIBOR-BBA - Quarterly	2.50%- Semiannually	163
		111,000	119		(1)	10/2/27	2.2935% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(120)
		77,000	88	(E)	(1)	10/17/27	2.30% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(88)
		6,900	7	(E)	--	11/1/27	2.304% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(7)
	AUD	1,331,000	118	(E)	(2,220)	12/20/22	2.65% - Semiannually	6 month AUD-BBR-BBSW - Semiannually	(2,339)
	AUD	131,000	301	(E)	281	12/20/27	3.00% - Semiannually	6 month AUD-BBR-BBSW - Semiannually	583
	CAD	1,430,000	4,011	(E)	(2,680)	12/20/22	3 month CAD-BA-CDOR - Semiannually	2.25%- Semiannually	1,330
	CAD	1,000	5	(E)	8	12/20/27	2.50% - Semiannually	3 month CAD-BA-CDOR - Semiannually	3
	CHF	78,000	668	(E)	(456)	12/20/27	0.25% - Annually	6 month CHF-LIBOR-BBA - Semiannually	211
	CHF	1,645,000	8,728	(E)	(7,693)	12/20/22	-	0.25% plus 6 month CHF-LIBOR-BBA - Semiannually	1,035
	EUR	566,000	25	(E)	399	12/20/22	0.30% - Annually	6 month EUR-EURIBOR-REUTERS - Semiannually	424
	EUR	1,204,000	6,147	(E)	(8,270)	12/20/27	6 month EUR-EURIBOR-REUTERS - Semiannually	1.00%- Annually	(2,330)
	GBP	640,000	3,888	(E)	(3,614)	12/20/22	1.05% - Semiannually	6 month GBP-LIBOR-BBA - Semiannually	274
	NOK	1,624,000	384	(E)	(986)	12/20/27	6 month NOK-NIBOR-NIBR - Semiannually	2.00%- Annually	(602)
	NOK	7,544,000	1,533	(E)	(563)	12/20/22	1.50% - Annually	6 month NOK-NIBOR-NIBR - Semiannually	969
	NZD	626,000	52	(E)	(449)	12/20/27	3 month NZD-BBR-FRA - Quarterly	3.30%- Semiannually	(500)
	NZD	181,000	24	(E)	287	12/20/22	3 month NZD-BBR-FRA - Quarterly	2.80%- Semiannually	262
	SEK	7,227,000	1,965	(E)	(1,341)	12/20/22	0.50% - Annually	3 month SEK-STIBOR-SIDE - Quarterly	625
	SEK	1,563,000	1,411	(E)	470	12/20/27	3 month SEK-STIBOR-SIDE - Quarterly	1.25%- Annually	(942)

	Total				$1,935				$(5,512)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$1,871	$1,914		$—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$61
1,871	1,914		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	61
7,860,713	8,055,306		—	3/7/18	(3 month USD-LIBOR-BBA plus 0.10%) - Quarterly	A basket (MLFCF11) of common stocks* - Quarterly	195,765
7,964,665	8,139,470		—	8/2/18	3 month USD-LIBOR-BBA minus 0.07% - Quarterly	Russell 1000 Total Return Index - Quarterly	(159,696)

Barclays Bank PLC
864	883		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	28
2,265	2,249		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	12
4,321	4,391		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(107)

Citibank, N.A.
3,071,246	3,176,566		—	11/27/17	3 month USD-LIBOR-BBA plus 0.09% - Quarterly	Russell 1000 Total Return Index - Quarterly	(101,239)
54,886	62,802		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Triumph Group, Inc. - Monthly	(7,884)
82,108	89,160		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Burlington Stores, Inc. - Monthly	(7,003)
77,953	82,303		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Cerner Corp. - Monthly	(4,305)
31,984	35,642		—	7/5/22	1 month USD-LIBOR-BBA minus 1.10% - Monthly	Weatherford International PLC - Monthly	(3,639)
35,728	39,109		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	XPO Logistics, Inc. - Monthly	(3,360)
19,774	22,862		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	HubSpot, Inc. - Monthly	(3,076)
19,740	22,132		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Cornerstone OnDemand, Inc. - Monthly	(2,381)
19,593	21,842		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Cooper Tire & Rubber Co. - Monthly	(2,237)
10,610	12,847		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Electronics for Imaging, Inc. - Monthly	(2,230)
79,905	81,936		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Express Scripts Holding Co. - Monthly	(1,985)
22,398	23,951		—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% - Monthly	B&G Foods, Inc. - Monthly	(1,898)
31,493	33,407		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Dycom Industries, Inc. - Monthly	(1,895)
50,437	52,359		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Energizer Holdings, Inc. - Monthly	(1,892)
17,147	18,750		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Valley National Bancorp - Monthly	(1,764)
35,060	36,815		—	7/5/22	1 month USD-LIBOR-BBA minus 0.65% - Monthly	Wabtec Corp. - Monthly	(1,734)
51,971	53,573		—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% - Monthly	Signet Jewelers, Ltd. - Monthly	(1,571)
12,505	14,076		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Diebold Nixdorf, Inc. - Monthly	(1,563)
19,724	21,112		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Ollie's Bargain Outlet Holdings, Inc. - Monthly	(1,376)
28,996	30,365		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Medidata Solutions, Inc. - Monthly	(1,352)
23,971	25,173		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Pinnacle Financial Partners, Inc. - Monthly	(1,197)
11,501	12,650		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Cambrex Corp. - Monthly	(1,144)
8,703	9,788		—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% - Monthly	Ebix, Inc. - Monthly	(1,082)
21,519	22,543		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Granite Construction, Inc. - Monthly	(1,061)
42,865	43,945		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Patterson Cos., Inc. - Monthly	(1,055)
9,855	10,782		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	OSI Systems, Inc. - Monthly	(921)
55,777	56,326		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Snap-on, Inc. - Monthly	(549)
36,808	37,353		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	ICON PLC - Monthly	(523)
7,897	8,406		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Hollysys Automation Technologies, Ltd. - Monthly	(505)
16,804	17,303		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	BroadSoft, Inc. - Monthly	(489)
5,227	5,718		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Valeant Pharmaceuticals International, Inc. - Monthly	(488)
49,510	50,003		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Axalta Coating Systems, Ltd. - Monthly	(469)
24,939	25,261		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	HealthSouth Corp. - Monthly	(443)
37,150	37,613		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Ciena Corp. - Monthly	(440)
6,632	6,898		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Plantronics, Inc. - Monthly	(263)
25,504	25,664		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	PTC, Inc. - Monthly	(145)
18,188	18,308		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Paylocity Holding Corp. - Monthly	(109)
29,039	29,159		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Paycom Software, Inc. - Monthly	(104)
13,193	13,304		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	ACI Worldwide, Inc. - Monthly	(103)
8,266	8,313		—	7/5/22	1 month USD-LIBOR-BBA minus 0.07% - Monthly	Evolent Health, Inc. - Monthly	(42)
12,545	12,584		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	NETSCOUT Systems, Inc. - Monthly	(32)
12,675	12,709		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Netgear, Inc. - Monthly	(30)
11,357	11,357		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Pegasystems, Inc. - Monthly	1
1,199	1,227		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	39
70,659	70,544		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Hanesbrands, Inc. - Monthly	156
6,732	6,474		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Under Armour, Inc. Class C - Monthly	263
41,351	41,063		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Mylan NV - Monthly	312
14,794	14,455		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Inogen, Inc. - Monthly	348
16,364	16,019		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Globus Medical, Inc. - Monthly	355
23,883	23,424		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	FLIR Systems, Inc. - Monthly	465
26,885	26,161		—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% - Monthly	Ubiquiti Networks, Inc. - Monthly	740
73,390	71,457		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Coach, Inc. - Monthly	1,378
8,257	6,873		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Super Micro Computer, Inc. - Monthly	1,389
75,427	73,964		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Quintiles IMS Holdings, Inc. - Monthly	1,507
68,170	66,515		—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% - Monthly	Tesla, Inc. - Monthly	1,696
144,466	141,139		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	General Electric Co. - Monthly	2,011
46,341	44,177		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Ultimate Software Group, Inc. - Monthly	2,192
99,862	97,530		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Nike, Inc. Class B - Monthly	2,354
33,599	30,226		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	NuVasive, Inc. - Monthly	3,393
62,799	59,236		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Varian Medical Systems, Inc. - Monthly	3,601
103,318	97,048		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Kellogg Co. - Monthly	6,331
357,124	348,505		—	9/20/18	3 month USD-LIBOR-BBA plus 0.30% - Quarterly	MSCI Emerging Markets TR Net USD - Quarterly	8,765
72,154	63,194		—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% - Monthly	Newell Brands, Inc. - Monthly	9,002
777,339	760,286		—	3/19/18	3 month USD-LIBOR-BBA plus 0.20% - Quarterly	MSCI Emerging Markets TR Net USD - Quarterly	17,348
9,314,023	9,372,528		—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%) - Quarterly	A basket (CGPUTQL2) of common stocks* - Quarterly	63,240

Credit Suisse International
253,815	254,293		—	1/12/41	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools - Monthly	871
10,410	10,579		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	257
884	898		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	22
13,288	13,715		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	553
6,165	6,364		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	256
5,804	5,982		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	229
7,340	7,507		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(238)
1,498,631	1,530,033		—	7/26/18	3 month USD-LIBOR-BBA plus 0.09% - Quarterly	Russell 1000 Total Return Index - Quarterly	(27,786)

Deutsche Bank AG
1,975,559	2,000,089		—	3/7/18	(3 month USD-LIBOR-BBA plus 0.31%) - Quarterly	DB Custom PT Long 15 PR Index* - Quarterly	31,279
1,862,456	1,883,196		—	3/7/18	3 month USD-LIBOR-BBA minus 0.45% - Quarterly	DB Custom PT Short 15 PR Index* - Quarterly	(23,361)

Goldman Sachs International
182,551	183,740		—	12/15/20	(0.45%) - Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy - Monthly	1,164
6,165	6,364		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	256
6,973	7,086		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(172)
548,409	551,723		—	12/15/20	(0.45%) - Monthly	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy - Monthly	3,238
5,654	5,707		—	1/12/44	(3.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools - Monthly	(97)
148,774	146,508		—	12/12/17	3 month USD-LIBOR-BBA plus 0.10% - Quarterly	MSCI Emerging Markets TR Net USD - Quarterly	2,330
336,086	337,148		—	12/15/20	(0.30%) - Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy - Monthly	1,031
106,824	106,849		—	12/15/20	(0.30%) - Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy - Monthly	15
4,626,356	4,666,960		—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) - Monthly	A basket (GSCBPUR1) of common stocks* - Monthly	40,992
5,975,445	6,015,815		—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% - Monthly	A basket (GSGLPWDS) of common stocks* - Monthly	(44,997)
6,439,941	6,468,119		—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) - Monthly	A basket (GSGLPWDL) of common stocks* - Monthly	37,144

JPMorgan Chase Bank N.A.
1,535	1,570		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	50
4,575,971	4,607,967		—	4/20/18	1 month USD-LIBOR-BBA minus 0.50% - Monthly	A basket (JPCMPTSH) of common stocks* - Monthly	(33,421)

JPMorgan Securities LLC
7,686	7,933		—	1/12/45	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(320)
17,933	18,509		—	1/12/45	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(746)

UBS AG
2,622,386	2,568,034		—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% - Monthly	MSCI Emerging Markets TR Net USD - Monthly	55,002

Upfront premium received			—			Unrealized appreciation	497,502
Upfront premium (paid)			—			Unrealized depreciation	(456,519)

		Total	$—			Total	$40,983

A BASKET - MLFCF11 OF COMMON STOCK

Common stocks	Sector	Shares	Value	Percentage Value

Apple, Inc.	Information technology	2,146	330,800	4.11%
Microsoft Corp.	Information technology	4,312	321,183	3.99%
Alphabet, Inc. Class A	Information technology	329	319,939	3.97%
JPMorgan Chase & Co.	Financials	2,439	232,959	2.89%
Johnson & Johnson	Health care	1,658	215,571	2.68%
Citigroup, Inc.	Financials	2,786	202,655	2.52%
Verizon Communications, Inc.	Telecommunication services	3,581	177,218	2.20%
UnitedHealth Group, Inc.	Health care	893	174,990	2.17%
Gilead Sciences, Inc.	Health care	2,047	165,866	2.06%
Goldman Sachs Group, Inc. (The)	Financials	576	136,674	1.70%
Celgene Corp.	Health care	934	136,134	1.69%
McDonald's Corp.	Consumer discretionary	834	130,657	1.62%
Applied Materials, Inc.	Information technology	2,479	129,153	1.60%
Lowe's Cos., Inc.	Consumer discretionary	1,456	116,403	1.45%
PepsiCo, Inc.	Consumer staples	1,021	113,757	1.41%
Texas Instruments, Inc.	Information technology	1,190	106,629	1.32%
Union Pacific Corp.	Industrials	887	102,825	1.28%
Exxon Mobil Corp.	Energy	1,209	99,138	1.23%
Walt Disney Co. (The)	Consumer discretionary	946	93,211	1.16%
TJX Cos., Inc. (The)	Consumer discretionary	1,201	88,542	1.10%
Merck & Co., Inc.	Health care	1,281	82,000	1.02%
Valero Energy Corp.	Energy	1,058	81,371	1.01%
L3 Technologies, Inc.	Industrials	400	75,429	0.94%
Facebook, Inc. Class A	Information technology	423	72,295	0.90%
McKesson Corp.	Health care	459	70,473	0.87%
Eli Lilly & Co.	Health care	822	70,287	0.87%
Northrop Grumman Corp.	Industrials	244	70,111	0.87%
Raytheon Co.	Industrials	375	70,007	0.87%
HP, Inc.	Information technology	3,386	67,575	0.84%
Walgreens Boots Alliance, Inc.	Consumer staples	868	67,011	0.83%
Entergy Corp.	Utilities	872	66,589	0.83%
Tyson Foods, Inc. Class A	Consumer staples	908	63,980	0.79%
Wal-Mart Stores, Inc.	Consumer staples	819	63,977	0.79%
Ralph Lauren Corp.	Consumer discretionary	723	63,839	0.79%
Kimberly-Clark Corp.	Consumer staples	528	62,174	0.77%
Delta Air Lines, Inc.	Industrials	1,249	60,226	0.75%
Cummins, Inc.	Industrials	338	56,860	0.71%
Square, Inc. Class A	Information technology	1,969	56,736	0.70%
Williams Cos., Inc. (The)	Energy	1,879	56,380	0.70%
Prudential Financial, Inc.	Financials	521	55,387	0.69%
Intuit, Inc.	Information technology	368	52,276	0.65%
Parsley Energy, Inc. Class A	Energy	1,977	52,086	0.65%
Discovery Communications, Inc. Class A	Consumer discretionary	2,368	50,410	0.63%
ONEOK, Inc.	Energy	899	49,832	0.62%
Norfolk Southern Corp.	Industrials	372	49,188	0.61%
E*Trade Financial Corp.	Financials	1,125	49,070	0.61%
Sherwin-Williams Co. (The)	Materials	136	48,855	0.61%
Sysco Corp.	Consumer staples	891	48,096	0.60%
Home Depot, Inc. (The)	Consumer discretionary	292	47,738	0.59%
Crown Holdings, Inc.	Materials	798	47,665	0.59%

A BASKET - CGPUTQL2 OF COMMON STOCK

				Percentage
Common stocks	Sector	Shares	Value	Value

Johnson & Johnson	Health care	2,177	283,039	343.90%
JPMorgan Chase & Co.	Financials	2,586	246,995	300.10%
Pfizer, Inc.	Health care	6,385	227,947	276.96%
McDonald's Corp.	Consumer discretionary	1,257	196,908	239.25%
Applied Materials, Inc.	Information technology	3,673	191,303	232.44%
Texas Instruments, Inc.	Information technology	2,089	187,287	227.56%
Apple, Inc.	Information technology	1,208	186,205	226.24%
Raytheon Co.	Industrials	961	179,374	217.94%
UnitedHealth Group, Inc.	Health care	905	177,326	215.45%
PNC Financial Services Group, Inc. (The)	Financials	1,284	173,082	210.30%
eBay, Inc.	Information technology	4,455	171,323	208.16%
Altria Group, Inc.	Consumer staples	2,678	169,829	206.35%
Intuit, Inc.	Information technology	1,166	165,801	201.45%
Exxon Mobil Corp.	Energy	1,981	162,420	197.34%
Norfolk Southern Corp.	Industrials	1,217	160,964	195.57%
Northrop Grumman Corp.	Industrials	555	159,601	193.92%
Danaher Corp.	Health care	1,851	158,776	192.92%
Humana, Inc.	Health care	646	157,359	191.19%
Honeywell International, Inc.	Industrials	1,109	157,142	190.93%
Kimberly-Clark Corp.	Consumer staples	1,189	139,908	169.99%
Walt Disney Co. (The)	Consumer discretionary	1,377	135,757	164.95%
Automatic Data Processing, Inc.	Information technology	1,234	134,930	163.94%
TJX Cos., Inc. (The)	Consumer discretionary	1,806	133,173	161.81%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	2,266	131,416	159.67%
Zoetis, Inc.	Health care	2,045	130,373	158.41%
Lowe's Cos., Inc.	Consumer discretionary	1,628	130,129	158.11%
Sherwin-Williams Co. (The)	Materials	359	128,428	156.04%
Allstate Corp. (The)	Financials	1,207	110,920	134.77%
CVS Health Corp.	Consumer staples	1,340	108,947	132.37%
Juniper Networks, Inc.	Information technology	3,915	108,941	132.37%
Aflac, Inc.	Financials	1,304	106,124	128.94%
Alphabet, Inc. Class A	Information technology	109	105,732	128.47%
General Dynamics Corp.	Industrials	485	99,606	121.02%
Verizon Communications, Inc.	Telecommunication services	2,001	99,053	120.35%
CME Group, Inc.	Financials	720	97,740	118.76%
Berkshire Hathaway, Inc. Class B	Financials	533	97,697	118.70%
Fidelity National Information Services, Inc.	Information technology	1,023	95,533	116.07%
Kinder Morgan, Inc.	Energy	4,943	94,816	115.20%
PG&E Corp.	Utilities	1,367	93,065	113.08%
F5 Networks, Inc.	Information technology	761	91,715	111.43%
Ross Stores, Inc.	Consumer discretionary	1,389	89,657	108.93%
Baker Hughes a GE Co.	Energy	2,447	89,624	108.90%
Marathon Petroleum Corp.	Energy	1,503	84,301	102.43%
Merck & Co., Inc.	Health care	1,262	80,791	98.16%
Sysco Corp.	Consumer staples	1,487	80,250	97.50%
Equity Residential Trust	Real estate	1,187	78,256	95.08%
Microsoft Corp.	Information technology	1,015	75,632	91.89%
Adobe Systems, Inc.	Information technology	505	75,298	91.49%
Harris Corp.	Information technology	565	74,403	90.40%
Edison International	Utilities	958	73,950	89.85%

A BASKET - DBCT15LP OF ORDINARY SHARES

				Percentage
Common stocks	Sector	Shares	Value	Value

Deutsche Lufthansa AG (Germany)	Industrials	4,503	125,141	6.26%
Flight Centre Travel Group, Ltd. (Australia)	Consumer discretionary	3,035	107,177	5.36%
Qantas Airways, Ltd. (Australia)	Industrials	22,954	105,002	5.25%
Credit Agricole SA (France)	Financials	5,331	96,929	4.85%
E.ON SE (Germany)	Utilities	8,393	95,011	4.75%
3i Group PLC (United Kingdom)	Financials	7,573	92,766	4.64%
Persimmon PLC (United Kingdom)	Consumer discretionary	2,503	86,721	4.34%
Deutsche Post AG (Germany)	Industrials	1,909	85,006	4.25%
Societe Generale SA (France)	Financials	1,432	83,847	4.19%
AXA SA (France)	Financials	2,720	82,272	4.11%
Covestro AG (Germany)	Materials	946	81,320	4.07%
Peugeot SA (France)	Consumer discretionary	3,413	81,300	4.06%
Bayer AG (Germany)	Health care	594	81,012	4.05%
Sanofi (France)	Health care	756	75,125	3.76%
Marks & Spencer Group PLC (United Kingdom)	Consumer discretionary	15,822	75,017	3.75%
Anglo American PLC (United Kingdom)	Materials	4,124	74,120	3.71%
Rio Tinto PLC (United Kingdom)	Materials	1,585	73,849	3.69%
JX Holdings, Inc. (Japan)	Energy	14,076	72,391	3.62%
Medipal Holdings Corp. (Japan)	Health care	4,043	70,186	3.51%
Japan Airlines Co., Ltd. (Japan)	Industrials	2,017	68,238	3.41%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,693	64,972	3.25%
Mizuho Financial Group, Inc. (Japan)	Financials	35,642	62,409	3.12%
Harvey Norman Holdings, Ltd. (Australia)	Consumer discretionary	17,749	54,036	2.70%
Fortescue Metals Group, Ltd. (Australia)	Materials	13,039	52,589	2.63%
Coca-Cola Amatil, Ltd. (Australia)	Consumer staples	8,474	51,396	2.57%

A BASKET - DBCT15SP OF ORDINARY SHARES

				Percentage
Common stocks	Sector	Shares	Value	Value

Cobham PLC (United Kingdom)	Industrials	50,696	99,099	5.26%
Infineon Technologies AG (Germany)	Information technology	3,638	91,484	4.86%
Adidas AG (Germany)	Consumer discretionary	387	87,622	4.65%
Groupe Eurotunnel SA (France)	Industrials	7,150	86,222	4.58%
Accor SA (France)	Consumer discretionary	1,675	83,238	4.42%
Dassault Systemes SA (France)	Information technology	810	82,010	4.35%
Symrise AG (Germany)	Materials	1,063	80,740	4.29%
Air Liquide SA (France)	Materials	603	80,495	4.27%
Royal Bank of Scotland Group PLC (United Kingdom)	Financials	22,000	79,194	4.21%
Sydney Airport (Australia)	Industrials	14,040	78,325	4.16%
SAP AG (Germany)	Information technology	702	76,971	4.09%
Weir Group PLC (The) (United Kingdom)	Industrials	2,783	73,361	3.90%
Santos, Ltd. (Australia)	Energy	23,144	73,003	3.88%
MAN SE (Germany)	Industrials	639	72,180	3.83%
Transurban Group (Units) (Australia)	Industrials	7,709	71,858	3.82%
Fresnillo PLC (Mexico)	Materials	3,683	69,430	3.69%
Ono Pharmaceutical Co., Ltd. (Japan)	Health care	2,999	67,921	3.61%
Hamamatsu Photonics KK (Japan)	Information technology	2,242	67,730	3.60%
APA Group (Units) (Australia)	Utilities	10,077	66,024	3.51%
Inmarsat PLC (United Kingdom)	Telecommunication services	7,646	66,009	3.51%
Aeon Co., Ltd. (Japan)	Consumer staples	4,440	65,571	3.48%
Zodiac Aerospace (France)	Industrials	2,251	65,115	3.46%
Odakyu Electric Railway Co., Ltd. (Japan)	Industrials	3,314	62,856	3.34%
Asics Corp. (Japan)	Consumer discretionary	3,773	56,181	2.98%

A BASKET - GSCBPUR1 OF COMMON STOCK

				Percentage
Common stocks	Sector	Shares	Value	Value

PepsiCo, Inc.	Consumer staples	741	82,551	1.77%
Amazon.com, Inc.	Consumer discretionary	84	80,463	1.72%
Jazz Pharmaceuticals PLC	Health care	549	80,264	1.72%
C.R. Bard, Inc.	Health care	228	72,957	1.56%
Visa, Inc. Class A	Information technology	627	65,988	1.41%
Invesco, Ltd.	Financials	1,881	65,895	1.41%
Alibaba Group Holding, Ltd. ADR (China)	Information technology	336	57,996	1.24%
Intuitive Surgical, Inc.	Health care	54	56,968	1.22%
JPMorgan Chase & Co.	Financials	568	54,235	1.16%
Agilent Technologies, Inc.	Health care	821	52,736	1.13%
Danaher Corp.	Health care	608	52,126	1.12%
Alphabet, Inc. Class C	Information technology	54	51,928	1.11%
Raytheon Co.	Industrials	278	51,831	1.11%
Intercontinental Exchange, Inc.	Financials	753	51,744	1.11%
Honeywell International, Inc.	Industrials	362	51,371	1.10%
Becton Dickinson and Co.	Health care	262	51,338	1.10%
Boston Scientific Corp.	Health care	1,684	49,113	1.05%
Fortive Corp.	Industrials	693	49,087	1.05%
Ball Corp.	Materials	1,185	48,945	1.05%
Sociedad Quimica y Minera de Chile SA ADR (Chile)	Materials	852	47,402	1.02%
Albemarle Corp.	Materials	342	46,557	1.00%
W.R. Grace & Co.	Materials	609	43,921	0.94%
Hartford Financial Services Group, Inc. (The)	Financials	781	43,266	0.93%
BlackRock, Inc.	Financials	91	40,828	0.87%
Sherwin-Williams Co. (The)	Materials	111	39,760	0.85%
Facebook, Inc. Class A	Information technology	223	38,052	0.82%
Sealed Air Corp.	Materials	881	37,658	0.81%
Northrop Grumman Corp.	Industrials	129	37,255	0.80%
Republic Services, Inc.	Industrials	563	37,187	0.80%
American Water Works Co., Inc.	Utilities	438	35,445	0.76%
Adobe Systems, Inc.	Information technology	231	34,524	0.74%
Investors Bancorp, Inc.	Financials	2,469	33,673	0.72%
Costco Wholesale Corp.	Consumer staples	203	33,385	0.72%
American Financial Group, Inc.	Financials	313	32,394	0.69%
Rockwell Automation, Inc.	Industrials	180	32,095	0.69%
Kimberly-Clark Corp.	Consumer staples	272	31,982	0.69%
TJX Cos., Inc. (The)	Consumer discretionary	425	31,360	0.67%
American International Group, Inc.	Financials	507	31,124	0.67%
Campbell Soup Co.	Consumer staples	662	30,981	0.66%
Axalta Coating Systems, Ltd.	Materials	1,017	29,401	0.63%
General Dynamics Corp.	Industrials	143	29,388	0.63%
Norfolk Southern Corp.	Industrials	219	28,909	0.62%
Kraft Heinz Co. (The)	Consumer staples	367	28,428	0.61%
Assured Guaranty, Ltd.	Financials	734	27,706	0.59%
American Tower Corp.	Real estate	202	27,564	0.59%
AMETEK, Inc.	Industrials	416	27,473	0.59%
DTE Energy Co.	Utilities	250	26,883	0.58%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	246	26,513	0.57%
CF Industries Holdings, Inc.	Materials	750	26,380	0.57%
Bank of America Corp.	Financials	1,039	26,327	0.56%

A BASKET - GSGLPWDS OF COMMON STOCK

				Percentage
Common stocks	Sector	Shares	Value	Value

U.S. Bancorp	Financials	1,112	59,570	0.99%
Dominion Energy, Inc.	Utilities	756	58,194	0.97%
W.R. Grace & Co.	Materials	777	56,038	0.93%
DowDuPont, Inc.	Materials	802	55,488	0.92%
Arthur J. Gallagher & Co.	Financials	876	53,936	0.90%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer staples	450	53,893	0.90%
Ball Corp.	Materials	1,213	50,078	0.83%
General Motors Co.	Consumer discretionary	1,185	47,858	0.80%
Wells Fargo & Co.	Financials	817	45,038	0.75%
Duke Energy Corp.	Utilities	475	39,848	0.66%
Novartis AG (Switzerland)	Health care	462	39,554	0.66%
salesforce.com, Inc.	Information technology	409	38,211	0.64%
W.R. Berkley Corp.	Financials	566	37,785	0.63%
International Paper Co.	Materials	645	36,676	0.61%
General Electric Co.	Industrials	1,514	36,617	0.61%
Vornado Realty Trust	Real estate	468	36,012	0.60%
Airbus SE (France)	Industrials	375	35,651	0.59%
Accor SA (France)	Consumer discretionary	688	34,175	0.57%
Marsh & McLennan Cos., Inc.	Financials	403	33,757	0.56%
JPMorgan Chase & Co.	Financials	344	32,814	0.55%
Suncor Energy, Inc. (Canada)	Energy	919	32,119	0.53%
Alleghany Corp.	Financials	58	32,063	0.53%
Essity AB Class B (Sweden)	Consumer staples	1,168	31,709	0.53%
Berkshire Hathaway, Inc. Class B	Financials	173	31,667	0.53%
Eisai Co., Ltd. (Japan)	Health care	611	31,344	0.52%
Telefonica SA (Spain)	Telecommunication services	2,821	30,656	0.51%
Ferrovial SA (Spain)	Industrials	1,343	29,565	0.49%
Realty Income Corp.	Real estate	517	29,554	0.49%
Entergy Corp.	Utilities	386	29,459	0.49%
Splunk, Inc.	Information technology	442	29,342	0.49%
First Republic Bank	Financials	280	29,263	0.49%
EOG Resources, Inc.	Energy	299	28,972	0.48%
American Electric Power Co., Inc.	Utilities	411	28,898	0.48%
Panasonic Corp. (Japan)	Consumer discretionary	1,962	28,418	0.47%
Enbridge, Inc. (Canada)	Energy	681	28,391	0.47%
BHP Billiton, Ltd. (Australia)	Materials	1,389	28,104	0.47%
Johnson Controls International PLC	Industrials	690	27,798	0.46%
Wolseley PLC (United Kingdom)	Industrials	423	27,760	0.46%
Aeon Co., Ltd. (Japan)	Consumer staples	1,865	27,544	0.46%
Praxair, Inc.	Materials	196	27,453	0.46%
Boston Scientific Corp.	Health care	934	27,244	0.45%
Occidental Petroleum Corp.	Energy	420	26,981	0.45%
Nestle SA (Switzerland)	Consumer staples	317	26,570	0.44%
Huntington Bancshares, Inc.	Financials	1,902	26,546	0.44%
Sempra Energy	Utilities	230	26,276	0.44%
Prudential PLC (United Kingdom)	Financials	1,096	26,268	0.44%
Bureau Veritas SA (France)	Industrials	1,016	26,216	0.44%
SGS SA (Switzerland)	Industrials	11	26,038	0.43%
Deutsche Telekom AG (Germany)	Telecommunication services	1,382	25,792	0.43%
MetLife, Inc.	Financials	479	24,864	0.41%
Svenska Handelsbanken AB (Sweden)	Financials	1,639	24,673	0.41%

A BASKET - GSGLPWDL OF COMMON STOCK

				Percentage
Common stocks	Sector	Shares	Value	Value

Repsol SA (Spain)	Energy	3,758	69,264	1.07%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,266	68,355	1.06%
Total SA (France)	Energy	1,243	66,799	1.03%
Avery Dennison Corp.	Materials	617	60,719	0.94%
Torchmark Corp.	Financials	722	57,822	0.89%
Raytheon Co.	Industrials	296	55,236	0.85%
WEC Energy Group, Inc.	Utilities	873	54,792	0.85%
Amphenol Corp. Class A	Information technology	647	54,725	0.85%
Honeywell International, Inc.	Industrials	386	54,702	0.85%
NextEra Energy, Inc.	Utilities	362	53,083	0.82%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	244	52,116	0.81%
PepsiCo, Inc.	Consumer staples	422	46,986	0.73%
Roper Technologies, Inc.	Industrials	192	46,754	0.72%
Swiss Life Holding AG (Switzerland)	Financials	130	45,976	0.71%
Cigna Corp.	Health care	245	45,745	0.71%
Baloise Holding AG (Switzerland)	Financials	279	44,130	0.68%
Xcel Energy, Inc.	Utilities	917	43,369	0.67%
ITOCHU Corp. (Japan)	Industrials	2,617	42,843	0.66%
Canadian National Railway Co. (Canada)	Industrials	502	41,471	0.64%
Allianz SE (Germany)	Financials	183	41,029	0.63%
Eversource Energy	Utilities	668	40,358	0.62%
Swisscom AG (Switzerland)	Telecommunication services	76	38,931	0.60%
Hartford Financial Services Group, Inc. (The)	Financials	699	38,761	0.60%
Johnson & Johnson	Health care	297	38,576	0.60%
Packaging Corp. of America	Materials	308	35,328	0.55%
Consolidated Edison, Inc.	Utilities	432	34,874	0.54%
Atmos Energy Corp.	Utilities	415	34,788	0.54%
Synopsys, Inc.	Information technology	427	34,398	0.53%
Pinnacle West Capital Corp.	Utilities	402	34,033	0.53%
Duke Realty Corp.	Real estate	1,170	33,705	0.52%
Carnival Corp.	Consumer discretionary	519	33,480	0.52%
Waste Management, Inc.	Industrials	428	33,464	0.52%
ING Groep NV GDR (Netherlands)	Financials	1,793	33,067	0.51%
Kuehne & Nagel International AG (Switzerland)	Industrials	178	33,060	0.51%
VMware, Inc. Class A	Information technology	303	33,043	0.51%
Henderson Land Development Co., Ltd. (Hong Kong)	Real estate	4,915	32,563	0.50%
Japan Post Bank Co., Ltd. (Japan)	Financials	2,631	32,483	0.50%
Bank of Nova Scotia (The) (Canada)	Financials	505	32,403	0.50%
Church & Dwight Co., Inc.	Consumer staples	669	32,391	0.50%
Valero Energy Corp.	Energy	418	32,121	0.50%
Ingredion, Inc.	Consumer staples	266	32,117	0.50%
AO Smith Corp.	Industrials	532	31,642	0.49%
Northrop Grumman Corp.	Industrials	110	31,531	0.49%
DTE Energy Co.	Utilities	293	31,476	0.49%
Elisa OYJ (Finland)	Telecommunication services	731	31,472	0.49%
Sumitomo Corp. (Japan)	Industrials	2,181	31,357	0.48%
Exxon Mobil Corp.	Energy	372	30,512	0.47%
Taisei Corp. (Japan)	Industrials	576	30,180	0.47%
Omnicom Group, Inc.	Consumer discretionary	406	30,068	0.46%
Cadence Design Systems, Inc.	Information technology	747	29,502	0.46%

A BASKET - JPCMPTSH OF COMMON STOCK

				Percentage
Common stocks	Sector	Shares	Value	Value

Thermo Fisher Scientific, Inc.	Health care	357	67,568	1.47%
Procter & Gamble Co. (The)	Consumer staples	648	58,943	1.28%
Fiserv, Inc.	Information technology	445	57,347	1.24%
Praxair, Inc.	Materials	406	56,750	1.23%
Progressive Corp. (The)	Financials	1,141	55,266	1.20%
Aflac, Inc.	Financials	637	51,821	1.12%
Xcel Energy, Inc.	Utilities	1,045	49,448	1.07%
Phillips 66	Energy	517	47,346	1.03%
Netflix, Inc.	Consumer discretionary	260	47,110	1.02%
Wal-Mart Stores, Inc.	Consumer staples	596	46,568	1.01%
Franklin Resources, Inc.	Financials	1,035	46,047	1.00%
Coca-Cola Co. (The)	Consumer staples	973	43,807	0.95%
Travelers Cos., Inc. (The)	Financials	346	42,376	0.92%
Intel Corp.	Information technology	1,082	41,198	0.89%
General Electric Co.	Industrials	1,702	41,162	0.89%
WEC Energy Group, Inc.	Utilities	652	40,948	0.89%
STERIS PLC (United Kingdom)	Health care	463	40,887	0.89%
Dominion Energy, Inc.	Utilities	522	40,136	0.87%
Duke Energy Corp.	Utilities	474	39,780	0.86%
Exxon Mobil Corp.	Energy	478	39,200	0.85%
Medtronic PLC	Health care	503	39,109	0.85%
Lockheed Martin Corp.	Industrials	126	38,998	0.85%
Spirit AeroSystems Holdings, Inc. Class A	Industrials	485	37,696	0.82%
Archer-Daniels-Midland Co.	Consumer staples	878	37,322	0.81%
Varian Medical Systems, Inc.	Health care	371	37,167	0.81%
Textron, Inc.	Industrials	679	36,589	0.79%
Consolidated Edison, Inc.	Utilities	452	36,490	0.79%
Paychex, Inc.	Information technology	600	35,981	0.78%
Emerson Electric Co.	Industrials	571	35,906	0.78%
Invitation Homes, Inc. (R)	Real estate	1,575	35,685	0.77%
T Rowe Price Group, Inc.	Financials	388	35,178	0.76%
Boeing Co. (The)	Industrials	134	34,027	0.74%
PerkinElmer, Inc.	Health care	487	33,558	0.73%
Wells Fargo & Co.	Financials	589	32,474	0.70%
Deere & Co.	Industrials	253	31,828	0.69%
IDEX Corp.	Industrials	262	31,792	0.69%
Target Corp.	Consumer discretionary	539	31,790	0.69%
Mettler-Toledo International, Inc.	Health care	51	31,720	0.69%
WestRock Co.	Materials	530	30,051	0.65%
Commerce Bancshares, Inc./MO	Financials	516	29,837	0.65%
Altria Group, Inc.	Consumer staples	470	29,802	0.65%
Home Depot, Inc. (The)	Consumer discretionary	181	29,617	0.64%
Zimmer Biomet Holdings, Inc.	Health care	253	29,594	0.64%
United Parcel Service, Inc. Class B	Industrials	246	29,507	0.64%
Southern Co. (The)	Utilities	586	28,819	0.63%
RenaissanceRe Holdings, Ltd.	Financials	212	28,690	0.62%
FedEx Corp.	Industrials	123	27,692	0.60%
Unum Group	Financials	535	27,371	0.59%
Illinois Tool Works, Inc.	Industrials	183	27,102	0.59%
Prudential Financial, Inc.	Financials	254	27,006	0.59%
Hershey Co. (The)	Consumer staples	247	26,971	0.59%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$68	$1,000	$152	5/11/63	300 bp - Monthly	$(83)
	CMBX NA BBB-.6 Index	BBB-/P	121	2,000	303	5/11/63	300 bp - Monthly	(182)
	CMBX NA BBB-.6 Index	BBB-/P	247	4,000	606	5/11/63	300 bp - Monthly	(357)
	CMBX NA BBB-.6 Index	BBB-/P	228	4,000	606	5/11/63	300 bp - Monthly	(376)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	887	8,000	1,213	5/11/63	300 bp - Monthly	(322)
	CMBX NA BBB-.7 Index	BBB-/P	141	25,000	2,768	1/17/47	300 bp - Monthly	(2,614)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	815	6,000	910	5/11/63	300 bp - Monthly	(91)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	257	8,000	471	5/11/63	200 bp - Monthly	(211)
	CMBX NA A.6 Index	A/P	474	9,000	530	5/11/63	200 bp - Monthly	(54)
	CMBX NA A.6 Index	A/P	375	10,000	589	5/11/63	200 bp - Monthly	(211)
	CMBX NA BBB-.6 Index	BBB-/P	760	6,000	910	5/11/63	300 bp - Monthly	(147)
	CMBX NA BBB-.6 Index	BBB-/P	802	7,000	1,061	5/11/63	300 bp - Monthly	(255)
	CMBX NA BBB-.6 Index	BBB-/P	2,065	18,000	2,729	5/11/63	300 bp - Monthly	(655)
	CMBX NA BBB-.6 Index	BBB-/P	24,378	228,000	34,565	5/11/63	300 bp - Monthly	(10,073)
	CMBX NA BBB-.7 Index	BBB-/P	3,952	50,000	5,535	1/17/47	300 bp - Monthly	(1,558)
	CMBX NA BBB-.7 Index	BBB-/P	35,997	487,000	53,911	1/17/47	300 bp - Monthly	(17,671)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	419	8,000	471	5/11/63	200 bp - Monthly	(49)
	CMBX NA A.6 Index	A/P	1,527	30,000	1,767	5/11/63	200 bp - Monthly	(230)
	CMBX NA A.6 Index	A/P	3,977	62,000	3,652	5/11/63	200 bp - Monthly	342
	CMBX NA A.7 Index	A/P	353	7,000	236	1/17/47	200 bp - Monthly	119
	CMBX NA BBB-.6 Index	BBB-/P	260	3,000	455	5/11/63	300 bp - Monthly	(193)
	CMBX NA BBB-.6 Index	BBB-/P	259	3,000	455	5/11/63	300 bp - Monthly	(194)
	CMBX NA BBB-.6 Index	BBB-/P	422	5,000	758	5/11/63	300 bp - Monthly	(334)
	CMBX NA BBB-.6 Index	BBB-/P	661	6,000	910	5/11/63	300 bp - Monthly	(245)
	CMBX NA BBB-.6 Index	BBB-/P	591	7,000	1,061	5/11/63	300 bp - Monthly	(467)
	CMBX NA BBB-.6 Index	BBB-/P	365	7,000	1,061	5/11/63	300 bp - Monthly	(693)
	CMBX NA BBB-.6 Index	BBB-/P	633	8,000	1,213	5/11/63	300 bp - Monthly	(576)
	CMBX NA BBB-.6 Index	BBB-/P	990	9,000	1,364	5/11/63	300 bp - Monthly	(369)
	CMBX NA BBB-.6 Index	BBB-/P	435	9,000	1,364	5/11/63	300 bp - Monthly	(924)
	CMBX NA BBB-.6 Index	BBB-/P	1,218	10,000	1,516	5/11/63	300 bp - Monthly	(293)
	CMBX NA BBB-.6 Index	BBB-/P	1,160	14,000	2,122	5/11/63	300 bp - Monthly	(955)
	CMBX NA BBB-.6 Index	BBB-/P	1,671	15,000	2,274	5/11/63	300 bp - Monthly	(595)
	CMBX NA BBB-.6 Index	BBB-/P	1,090	16,000	2,426	5/11/63	300 bp - Monthly	(1,328)
	CMBX NA BBB-.6 Index	BBB-/P	2,221	16,000	2,426	5/11/63	300 bp - Monthly	(196)
	CMBX NA BBB-.6 Index	BBB-/P	878	18,000	2,729	5/11/63	300 bp - Monthly	(1,842)
	CMBX NA BBB-.6 Index	BBB-/P	2,923	27,000	4,093	5/11/63	300 bp - Monthly	(1,157)
	CMBX NA BBB-.6 Index	BBB-/P	3,376	36,000	5,458	5/11/63	300 bp - Monthly	(2,063)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	58,000	8,793	5/11/63	300 bp - Monthly	(4,404)
	CMBX NA BBB-.7 Index	BBB-/P	695	8,000	886	1/17/47	300 bp - Monthly	(187)
	CMBX NA BBB-.7 Index	BBB-/P	1,448	17,000	1,882	1/17/47	300 bp - Monthly	(425)
	CMBX NA BBB-.7 Index	BBB-/P	7,737	111,000	12,288	1/17/47	300 bp - Monthly	(4,495)
	CMBX NA BBB-.7 Index	BBB-/P	8,352	113,000	12,509	1/17/47	300 bp - Monthly	(4,100)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	871	18,000	1,060	5/11/63	200 bp - Monthly	(184)
	CMBX NA BBB-.6 Index	BBB-/P	131	1,000	152	5/11/63	300 bp - Monthly	(20)
	CMBX NA BBB-.6 Index	BBB-/P	375	3,000	455	5/11/63	300 bp - Monthly	(78)
	CMBX NA BBB-.6 Index	BBB-/P	576	4,000	606	5/11/63	300 bp - Monthly	(28)
	CMBX NA BBB-.6 Index	BBB-/P	728	5,000	758	5/11/63	300 bp - Monthly	(28)
	CMBX NA BBB-.6 Index	BBB-/P	660	6,000	910	5/11/63	300 bp - Monthly	(246)
	CMBX NA BBB-.6 Index	BBB-/P	876	7,000	1,061	5/11/63	300 bp - Monthly	(182)
	CMBX NA BBB-.6 Index	BBB-/P	945	8,000	1,213	5/11/63	300 bp - Monthly	(263)
	CMBX NA BBB-.6 Index	BBB-/P	938	8,000	1,213	5/11/63	300 bp - Monthly	(271)
	CMBX NA BBB-.6 Index	BBB-/P	1,043	9,000	1,364	5/11/63	300 bp - Monthly	(317)
	CMBX NA BBB-.6 Index	BBB-/P	1,051	9,000	1,364	5/11/63	300 bp - Monthly	(309)
	CMBX NA BBB-.6 Index	BBB-/P	1,222	10,000	1,516	5/11/63	300 bp - Monthly	(289)
	CMBX NA BBB-.6 Index	BBB-/P	981	10,000	1,516	5/11/63	300 bp - Monthly	(530)
	CMBX NA BBB-.6 Index	BBB-/P	1,628	11,000	1,668	5/11/63	300 bp - Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	1,628	11,000	1,668	5/11/63	300 bp - Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	1,752	12,000	1,819	5/11/63	300 bp - Monthly	(61)
	CMBX NA BBB-.6 Index	BBB-/P	1,192	14,000	2,122	5/11/63	300 bp - Monthly	(924)
	CMBX NA BBB-.6 Index	BBB-/P	3,242	23,000	3,487	5/11/63	300 bp - Monthly	(233)
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	3,790	5/11/63	300 bp - Monthly	(940)
	CMBX NA BBB-.6 Index	BBB-/P	3,178	26,000	3,942	5/11/63	300 bp - Monthly	(751)
	CMBX NA BBB-.6 Index	BBB-/P	3,178	26,000	3,942	5/11/63	300 bp - Monthly	(751)
	CMBX NA BBB-.6 Index	BBB-/P	3,028	27,000	4,093	5/11/63	300 bp - Monthly	(1,051)
	CMBX NA BBB-.6 Index	BBB-/P	2,966	27,000	4,093	5/11/63	300 bp - Monthly	(1,114)
	CMBX NA BBB-.6 Index	BBB-/P	6,108	51,000	7,732	5/11/63	300 bp - Monthly	(1,598)
	CMBX NA BBB-.6 Index	BBB-/P	6,641	55,000	8,338	5/11/63	300 bp - Monthly	(1,669)
	CMBX NA BBB-.6 Index	BBB-/P	6,641	55,000	8,338	5/11/63	300 bp - Monthly	(1,669)
	CMBX NA BBB-.6 Index	BBB-/P	12,194	88,000	13,341	5/11/63	300 bp - Monthly	(1,103)

	Upfront premium received		186,198			Unrealized appreciation		461
	Upfront premium (paid)		—			Unrealized depreciation		(75,851)

		Total	$186,198				Total	$(75,390)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(816)	$5,000	$976	1/17/47	(500 bp) - Monthly	$155
	CMBX NA BB.7 Index	(785)	5,000	976	1/17/47	(500 bp) - Monthly	187

	Credit Suisse International
	CMBX NA BB.7 Index	(1,447)	82,000	19,918	5/11/63	(500 bp) - Monthly	18,401
	CMBX NA BB.7 Index	(2,961)	18,000	3,514	1/17/47	(500 bp) - Monthly	538

	Goldman Sachs International
	CMBX NA BB.6 Index	(5,422)	53,000	12,874	5/11/63	(500 bp) - Monthly	7,408
	CMBX NA BB.7 Index	(757)	5,000	976	1/17/47	(500 bp) - Monthly	215
	CMBX NA BB.6 Index	(2,776)	19,000	4,615	5/11/63	(500 bp) - Monthly	1,823
	CMBX NA BB.7 Index	(10,482)	62,000	12,102	1/17/47	(500 bp) - Monthly	1,568
	CMBX NA BB.7 Index	(1,638)	10,000	1,952	1/17/47	(500 bp) - Monthly	305

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(281)	2,000	486	5/11/63	(500 bp) - Monthly	203
	CMBX NA BB.7 Index	(1,565)	10,000	1,952	1/17/47	(500 bp) - Monthly	378
	CMBX NA BB.7 Index	(1,299)	8,000	1,562	1/17/47	(500 bp) - Monthly	256
	CMBX NA BB.7 Index	(785)	5,000	976	1/17/47	(500 bp) - Monthly	187
	CMBX NA BBB-.7 Index	(14,260)	130,000	14,391	1/17/47	(300 bp) - Monthly	66
	CMBX NA BBB-.7 Index	(2,567)	23,000	2,546	1/17/47	(300 bp) - Monthly	(32)
	CMBX NA BBB-.7 Index	(592)	11,000	1,218	1/17/47	(300 bp) - Monthly	620

	Upfront premium received	—			Unrealized appreciation		32,310
	Upfront premium (paid)	(48,433)			Unrealized depreciation		(32)

	Total	$(48,433)				Total	$32,278

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)
Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	NA HY Series 29 Index	$273,049	$3,665,000	$287,035	12/20/22	(500 bp) - Quarterly	$(15,004)

	Total	$273,049					$(15,004)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
TRY	Turkish Lira
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $32,951,714.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$7,213,150	$6,887,650	$3,275	$325,500
	Putnam Short Term Investment Fund**	6,256,480	1,325,900	999,219	47,009	6,583,161

	Total Short-term investments	$6,256,480	$8,539,050	$7,886,869	$50,284	$6,908,661
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $325,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $318,300.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $119,692.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $59,868.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $402,739.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $3,191,620 to cover certain derivative contracts, tender option bonds and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the clsoe of the reporting period, fair value pricing was used for certain foreign total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $7,125,720, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, for hedging treasury term structure risk, for yield curve positioning and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, for hedging term structure risk, for yield curve positioning, for gaining exposure to rates in various countries and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation, for gaining exposure to inflation, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to manage exposure to credit risk, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $208,976 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $59,868 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$101,834	$264,153	$—
Capital goods	—	91,612	—
Communication services	297,182	188,156	—
Consumer cyclicals	239,933	155,631	—
Consumer staples	61,798	79,195	—
Energy	33,031	86,829	—
Financials	208,439	703,747	—
Health care	57,595	—	—
Technology	215,488	645,523	—
Transportation	8,210	48,932	—
Utilities and power	100,769	66,523	—
Total common stocks	1,324,279	2,330,301	—
Asset-backed securities	—	15,667	—
Commodity linked notes	—	2,324,035	—
Corporate bonds and notes	—	175,245	—
Foreign government and agency bonds and notes		162,237
Investment companies	2,521,513	—	—
Mortgage-backed securities	—	1,707,255	—
Purchased options outstanding	—	46,494	—
Purchased swap options outstanding	—	9,274	—
U.S. government and agency mortgage obligations	—	6,124,454	—
Warrants	—	43,452	—
Short-term investments	6,583,161	16,136,906	—

Totals by level	$10,428,953	$29,075,320	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$7,276	$—
Futures contracts	99,257	—	—
Written options outstanding	—	(781)	—
Written swap options outstanding	—	(14,897)	—
Forward premium swap option contracts	—	123	—
TBA sale commitments	—	(3,064,844)	—
Interest rate swap contracts	—	(7,447)	—
Total return swap contracts	—	40,983	—
Credit default contracts	—	(468,930)	—

Totals by level	$99,257	$(3,508,517)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$80,711	$549,641
Foreign exchange contracts	71,067	63,162
Equity contracts	687,938	460,177
Interest rate contracts	45,480	57,412

Total	$885,196	$1,130,392

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$67,000
Purchased currency option contracts (contract amount)		$690,000
Purchased swap option contracts (contract amount)		$2,200,000
Written equity option contracts (contract amount)		$3,000
Written currency option contracts (contract amount)		$690,000
Written swap option contracts (contract amount)		$2,000,000
Futures contracts (number of contracts)		30
Forward currency contracts (contract amount)		$10,000,000
Centrally cleared interest rate swap contracts (notional)		$15,900,000
OTC total return swap contracts (notional)		$42,000,000
OTC credit default contracts (notional)		$1,800,000
Centrally cleared credit default contracts (notional)		$3,500,000
Warrants (number of warrants)		36,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017